Property, Plant and Equipment - Summary of Property Plant and Equipment (Parenthetical) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Non-cash additions from capitalization	$ 762	$ 345
Land clearing cost and construction cost	2,092
Accrued interest capitalized to construction in progress	44
Depreciation expense is recorded as part of inventory expensed to cost of sales, production costs, and general and administration	484	455
Property, plant and equipment	171,891	56,172	$ 14,122
Biological Asset [member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense is recorded as part of inventory expensed to cost of sales, production costs, and general and administration	770
inventory [member]
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation expense is recorded as part of inventory expensed to cost of sales, production costs, and general and administration	770
Equipment under finance lease [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 171